Prepaid Expenses and Other Current Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in recovery of future customer compensation	$ 3,000		$ 16,900
Prepayments for legal settlements			4,500
Change in prepaid expenses	3,252	$ 1,398	(7,623)	$ 67,584	$ (642)
Other current assets	$ 5,510		4,132	$ 0
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in prepaid expenses			$ 7,300